Goodwill - Change in goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Goodwill and Identifiable Intangible Assets.
Beginning Balance	$ 7,535
Measurement period adjustments	238
Foreign currency translation	43
Ending Balance	7,816	$ 7,535
Mariadb Corporation Ab
Goodwill and Identifiable Intangible Assets.
Beginning Balance	$ 7,535	4,649
Measurement period adjustments		3,083
Foreign currency translation		(197)
Ending Balance		$ 7,535